Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
The following table sets forth the selected quarterly financial data for the Company ($ in thousands, except per share amounts).

	For the Quarters Ended
	December 31,	September 30,	June 30,	March 31,
2016:
Revenue	$98,571	$124,054	$122,360	$110,202
Net income (loss)	$(8,461)	$58,155	$59,787	$(9,299)
Income from discontinued operations	$7,336	$3,721	$3,633	$3,580
Earnings per common share data(1):
Net income (loss) attributable to iStar Inc.
Basic(2)	$(19,252)	$46,292	$38,112	$(21,187)
Diluted(2)	$(19,252)	$51,453	$43,293	$(21,187)
Earnings per share
Basic	$(0.27)	$0.65	$0.52	$(0.27)
Diluted	$(0.27)	$0.44	$0.37	$(0.27)
Weighted average number of common shares
Basic	71,603	71,210	73,984	77,060
Diluted	71,603	115,666	118,510	77,060

2015:
Revenue	$164,980	$116,138	$104,946	$109,970
Net income (loss)	$19,974	$5,958	$(19,776)	$(12,313)
Income from discontinued operations	$6,186	$3,483	$3,374	$2,034
Earnings per common share data(1):
Net income (loss) attributable to iStar Inc.
Basic(3)	$7,685	$(6,072)	$(30,950)	$(22,553)
Diluted(3)	$7,684	$(6,072)	$(30,950)	$(22,553)
Earnings per share
Basic	$0.09	$(0.07)	$(0.36)	$(0.26)
Diluted	$0.09	$(0.07)	$(0.36)	$(0.26)
Weighted average number of common shares
Basic	83,162	85,766	85,541	85,497
Diluted	83,581	85,766	85,541	85,497
Earnings per HPU share data(1)(4):
Net income (loss) attributable to iStar Inc.
Basic and diluted	$—	$(94)	$(1,027)	$(749)
Earnings per share
Basic and diluted	$—	$(13.41)	$(68.47)	$(49.93)
Weighted average number of HPU shares—basic and diluted	—	7	15	15
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(1) Basic and diluted EPS are computed independently based on the weighted-average shares of common stock and stock equivalents outstanding for each period. Accordingly, the sum of the quarterly EPS amounts may not agree to the total for the year.

(2)	For the quarter ended June 30, 2016 includes net income attributable to iStar Inc. and allocable to Participating Security Holders of $20 and $14 on a basic and dilutive basis, respectively.

(3)	For the quarter ended December 31, 2015 includes net income attributable to iStar Inc. and allocable to Participating Security Holders of $5 and $5 on a basic and dilutive basis, respectively.

(4)	All of the Company's outstanding HPUs were repurchased and retired on August 13, 2015 (refer to Note 13).